UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 20th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 20th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-716-6840

Date of fiscal year end: September 30

Date of reporting period December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

		December 31, 2018
Shares		Fair Value
	Investments in Securities – 110.84%
	Common Stocks – 105.67%
	Canada – 0.70%
	Retail - Restaurants – 0.70%
396,801	Restaurant Brands International Inc	$20,752,692
	Total Canada (cost $23,753,500)	$20,752,692
	China – 11.99%
	Applications Software – 0.90%
2,016,077	Tencent Music Entertainment Group ADR *	26,652,538
	Building - Heavy Construction – 0.87%
136,638,000	China Tower Corp Ltd *	25,828,995
	E-Commerce / Products – 3.13%
568,555	Alibaba Group Holding Ltd ADR * (a)	77,931,834
695,051	JD.com Inc ADR	14,547,417
		92,479,251
	Entertainment Software – 3.08%
959,886	HUYA Inc ADR *	14,859,035
323,471	NetEase Inc ADR	76,135,369
		90,994,404
	Internet Application Software – 3.53%
2,600,800	Tencent Holdings Ltd	104,306,386
	Internet Content - Entertainment – 0.48%
236,798	YY Inc ADR *	14,174,728
	Total China (cost $310,678,757)	$354,436,302
	France – 3.69%
	Aerospace / Defense - Equipment – 2.69%
828,021	Airbus SE	79,472,523
	Entertainment Software – 1.00%
367,674	UBISOFT Entertainment SA *	29,623,204
	Total France (cost $109,485,287)	$109,095,727
	Germany – 1.87%
	Athletic Footwear – 1.87%
265,510	adidas AG	55,361,639
	Total Germany (cost $55,779,437)	$55,361,639

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2018
Shares		Fair Value
	Common Stocks (continued)
	Hong Kong – 1.99%
	Casino Hotels – 0.86%
4,018,000	Galaxy Entertainment Group Ltd	$25,557,217
	Energy - Alternate Sources – 1.13%
37,178,148	China Everbright International Ltd	33,334,900
	Total Hong Kong (cost $46,728,585)	$58,892,117
	Japan – 6.45%
	Audio / Video Products – 2.71%
1,657,400	Sony Corp	80,456,751
	Chemicals - Specialty – 0.92%
349,200	Shin-Etsu Chemical Co Ltd	27,168,311
	Cosmetics & Toiletries – 0.22%
101,400	Shiseido Co Ltd	6,369,674
	Entertainment Software – 0.25%
167,000	Konami Holdings Corp	7,313,813
	Finance - Other Services – 1.82%
3,313,438	Japan Exchange Group Inc	53,726,530
	Machinery - General Industry – 0.15%
202,700	Nabtesco Corp	4,426,644
	Metal Products - Distribution – 0.38%
528,673	MISUMI Group Inc	11,174,340
	Total Japan (cost $151,428,755)	$190,636,063
	Singapore – 0.34%
	Entertainment Software – 0.34%
875,554	Sea Ltd ADR *	9,911,271
	Total Singapore (cost $13,404,520)	$9,911,271
	United Kingdom – 0.24%
	E-Commerce / Products – 0.24%
398,520	Farfetch Ltd *	7,057,789
	Total United Kingdom (cost $11,434,570)	$7,057,789

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2018
Shares		Fair Value
	Common Stocks (continued)
	United States – 78.40%
	Aerospace / Defense – 5.03%
244,036	Boeing Co (a)	$78,701,610
121,230	General Dynamics Corp (a)	19,058,568
144,427	Northrop Grumman Corp	35,370,172
100,232	Raytheon Co	15,370,577
		148,500,927
	Applications Software – 6.23%
759,932	Five9 Inc *	33,224,227
152,205	HubSpot Inc *	19,136,735
1,042,372	Microsoft Corp (a)	105,873,724
180,378	RealPage Inc *	8,692,416
688,018	Smartsheet Inc, Class A *	17,104,127
		184,031,229
	Building Products - Cement / Aggregate – 1.68%
120,299	Martin Marietta Materials Inc	20,675,789
290,048	Vulcan Materials Co (a)	28,656,742
		49,332,531
	Casino Hotels – 1.28%
719,766	Las Vegas Sands Corp	37,463,820
	Coatings / Paint – 1.40%
105,234	Sherwin-Williams Co	41,405,370
	Commercial Services - Finance – 1.78%
392,201	Global Payments Inc (a)	40,447,689
215,721	TransUnion	12,252,953
		52,700,642
	Commercial Services – 0.66%
116,005	Cintas Corp (a)	19,487,680
	Computer Aided Design – 8.10%
231,348	Aspen Technology Inc * (a)	19,012,179
202,581	Autodesk Inc *	26,053,942
2,451,394	Cadence Design Systems Inc * (a)	106,586,611
1,043,664	Synopsys Inc *	87,918,255
		239,570,987
	Computers Data Security – 1.10%
360,248	Qualys Inc *	26,924,936
249,453	Tenable Holdings Inc *	5,535,362
		32,460,298

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2018
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Computer Software – 3.78%
929,548	Pivotal Software Inc *	$15,198,110
1,883,119	SS&C Technologies Holdings Inc	84,947,498
657,621	Zuora Inc * (a)	11,929,245
		112,074,853
	E-Commerce / Products – 4.17%
82,104	Amazon.com Inc *	123,317,745
	Electronic Components - Semiconductors – 4.23%
73,325	Broadcom Inc	18,645,081
501,109	Microchip Technology Inc	36,039,759
826,273	Xilinx Inc	70,373,671
		125,058,511
	Enterprise Software / Services – 1.65%
699,911	Coupa Software Inc *	43,996,405
81,050	Everbridge Inc *	4,600,398
		48,596,803
	Entertainment Software – 5.34%
1,759,547	Activision Blizzard Inc (a)	81,942,104
624,589	Electronic Arts Inc * (a)	49,286,318
257,781	Take-Two Interactive Software Inc *	26,535,976
		157,764,398
	Finance - Credit Card – 4.19%
336,352	MasterCard Inc, Class A (a)	63,452,805
457,916	Visa Inc, Class A	60,417,437
		123,870,242
	Finance - Other Services – 3.78%
145,117	CME Group Inc (a)	27,299,410
1,124,100	Intercontinental Exchange Inc (a)	84,678,453
		111,977,863
	Internet Application Software – 3.67%
272,737	Anaplan Inc *	7,238,440
734,404	Okta Inc *	46,854,975
933,295	Zendesk Inc * (a)	54,476,429
		108,569,844
	Internet Content - Entertainment – 2.52%
568,704	Facebook Inc, Class A * (a)	74,551,407
	Internet Security – 0.34%
259,607	Zscaler Inc *	10,179,190
	Internet Telephony – 2.02%
722,987	RingCentral Inc, Class A *	59,603,048

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2018
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Machinery - Electric Utilities – 0.53%
409,809	BWX Technologies Inc (a)	$15,666,998
	Medical - Biomedical / Genetics – 2.17%
151,018	Acceleron Pharma Inc *	6,576,834
36,472	Alnylam Pharmaceuticals Inc *	2,659,174
90,914	Blueprint Medicines Corp *	4,901,174
184,566	Celgene Corp * (a)	11,828,835
202,032	Deciphera Pharmaceuticals Inc *	4,240,652
610,692	Immunomedics Inc *	8,714,575
80,492	Loxo Oncology Inc *	11,274,514
328,137	Ultragenyx Pharmaceutical Inc *	14,267,397
		64,463,155
	Medical - Drugs – 0.37%
770,982	Array BioPharma Inc *	10,986,494
	REITS - Diversified – 4.51%
420,354	American Tower Corp (a)	66,495,799
189,153	Equinix Inc (a)	66,687,782
		133,183,581
	Retail - Discount – 0.12%
40,822	Dollar Tree Inc * (a)	3,687,043
	Retail - Restaurants – 1.65%
50,503	Chipotle Mexican Grill Inc *	21,806,690
293,443	Yum! Brands Inc (a)	26,973,281
		48,779,971
	Semiconductor Components - Integrated Circuits – 2.58%
887,412	Analog Devices Inc (a)	76,166,572
	Semiconductor Equipment – 3.23%
532,488	Applied Materials Inc (a)	17,433,657
171,154	KLA-Tencor Corp	15,316,571
185,546	Lam Research Corp	25,265,799
1,197,202	Teradyne Inc (a)	37,568,199
		95,584,226
	Therapeutics – 0.29%
182,867	Agios Pharmaceuticals Inc * (a)	8,431,999
	Total United States (cost $1,820,361,246)	$2,317,467,427
	Total Common Stock (cost $2,543,054,657)	$3,123,611,027

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2018
Shares		Fair Value
	Short-Term Securities – 5.17%
	United States – 5.17%
	Dreyfus Treasury & Agency Cash Management, Institutional
152,781,233	Shares, 2.20% (a) (b)	$152,781,233
	Total United States (cost $152,781,233)	$152,781,233
	Total Short-Term Securities (cost $152,781,233)	$152,781,233
	Total Investments in Securities (cost $2,695,835,890) - 110.84%	$3,276,392,260
	Other Liabilities in Excess of Assets - (10.84%)	$(320,502,446)
	Net Assets - 100.00%	$2,955,889,814

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.
(b)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2018. $114,870,956 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.
*	Non-income producing security.
ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

December 31, 2018
Percentage of
Investments in Securities - By Industry	Net Assets (%)
Aerospace / Defense	5.03
Aerospace / Defense - Equipment	2.69
Applications Software	7.13
Athletic Footwear	1.87
Audio / Video Products	2.71
Building - Heavy Construction	0.87
Building Products - Cement / Aggregate	1.68
Casino Hotels	2.14
Chemicals - Specialty	0.92
Coatings / Paint	1.40
Commercial Services - Finance	1.78
Commercial Services	0.66
Computer Aided Design	8.10
Computers Data Security	1.10
Computer Software	3.78
Cosmetics & Toiletries	0.22
E-Commerce / Products	7.54
Electronic Components - Semiconductors	4.23
Energy - Alternate Sources	1.13
Enterprise Software / Services	1.65
Entertainment Software	10.01
Finance - Credit Card	4.19
Finance - Other Services	5.60
Internet Application Software	7.20
Internet Content - Entertainment	3.00
Internet Security	0.34
Internet Telephony	2.02
Machinery - Electric Utilities	0.53
Machinery - General Industry	0.15
Medical - Biomedical / Genetics	2.17
Medical - Drugs	0.37
Metal Products - Distribution	0.38
REITS - Diversified	4.51
Retail - Discount	0.12
Retail - Restaurants	2.35
Short-Term Securities	5.17
Semiconductor Components - Integrated Circuits	2.58
Semiconductor Equipment	3.23
Therapeutics	0.29
Total Investments in Securities	110.84%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional			December 31, 2018
Amount (USD)	Contracts		Fair Value
		Purchased Options – 3.55%
		Equity Options – 3.49%
		Equity Call Options – 2.28%
		Argentina – 0.56%
		E-Commerce / Services – 0.56%
$143,550,000	4,950	MercadoLibre Inc, 03/15/2019, $290.00	$16,632,000
		Total Argentina (cost $29,050,145)	$16,632,000
		Belgium – 0.04%
		Brewery – 0.04%
42,553,000	6,079	Anheuser-Busch InBev SA/NV, 03/15/2019, $70.00	1,161,089
		Total Belgium (cost $1,434,853)	$1,161,089
		China – 0.06%
		E-Commerce / Products – 0.06%
39,286,000	15,110	JD.com Inc ADR, 03/15/2019, $26.00	846,160
41,322,400	14,758	JD.com Inc ADR, 03/15/2019, $28.00	457,498
23,362,400	8,056	JD.com Inc ADR, 06/21/2019, $29.00	612,256
		Total China (cost $4,163,768)	$1,915,914
		United States – 1.62%
		Applications Software – 0.17%
47,916,000	3,993	Tableau Software Inc, 04/18/2019, $120.00	4,951,320
		Audio / Video Products – 0.01%
30,204,000	5,034	Roku Inc, 04/18/2019, $60.00	186,258
		Automobile - Cars / Light Trucks – 0.02%
20,063,000	20,063	Ford Motor Co, 01/17/2020, $10.00	662,079
		Beverage - Non-alcoholic – 0.05%
58,176,000	12,120	Coca-Cola Co, 03/15/2019, $48.00	1,624,080
		Commercial Services - Finance – 0.07%
26,266,500	4,041	Square Inc, 06/21/2019, $65.00	2,101,320
		Consumer Products - Miscellaneous – 0.03%
50,750,000	4,060	Kimberly-Clark Corp, 04/18/2019, $125.00	771,400
		Cosmetics & Toiletries – 0.20%
25,473,500	3,919	Colgate-Palmolive Co, 02/15/2019, $65.00	239,059
50,150,000	8,024	Colgate-Palmolive Co, 03/15/2019, $62.50	1,227,672
152,000,000	16,000	Proctor & Gamble Co, 04/18/2019, $95.00	4,496,000
			5,962,731
		Diversified Manufacturing Operations – 0.01%
24,075,600	20,063	General Electric Co, 06/21/2019, $12.00	240,756
		E-Commerce / Products – 0.07%
43,710,000	282	Amazon.com Inc, 02/15/2019, $1,550.00	2,160,120
		Electronic Components - Semiconductors – 0.07%
28,378,000	2,027	NVIDIA Corp, 03/15/2019, $140.00	2,037,135
		Enterprise Software / Services – 0.43%
69,552,000	4,968	Workday Inc, 03/15/2019, $140.00	12,767,760
		Food - Miscellaneous / Diversified – 0.01%
28,585,500	6,018	General Mills Inc, 04/18/2019, $47.50	78,234
42,420,000	8,080	Kraft Heinz Co, 04/18/2019, $52.50	242,400
			320,634
		Internet Content - Entertainment – 0.06%
93,620,000	6,040	Facebook Inc, Class A, 02/15/2019, $155.00	773,120
67,291,900	18,187	Twitter Inc, 02/15/2019, $37.00	872,976
			1,646,096
		Medical - Biomedical / Genetics – 0.10%
12,798,400	7,999	Exelixis Inc, 02/15/2019, $16.00	2,879,640

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional				December 31, 2018
Amount (USD)	Contracts			Fair Value
			Equity Call Options (continued)
			United States (continued)
			Retail - Building Products – 0.24%
$69,650,000	7,960		Lowe's Cos Inc, 04/18/2019, $87.50	$7,164,000
			Retail - Discount – 0.02%
36,367,500	4,849		Target Corp, 03/15/2019, $75.00	567,333
			Web Portals / ISP – 0.06%
20,200,000	202		Alphabet Inc, Class A, 03/15/2019, $1,000.00	1,751,340
			Total United States (cost $56,835,572)	$47,794,002
			Total Equity Call Options (cost $91,484,338)	$67,503,005
			Equity Put Options – 1.21%
			China – 0.24%
			Web Portals / ISP – 0.24%
70,023,000	4,119		Baidu Inc, 03/15/2019, $170.00	7,270,035
			Total China (cost $7,776,900)	$7,270,035
			United States – 0.97%
			Casino Hotels – 0.03%
30,865,500	6,859		Las Vegas Sands Corp, 03/15/2019, $45.00	973,978
			Computer Aided Design – 0.17%
48,216,000	4,018		Autodesk Inc, 07/19/2019, $120.00	4,962,230
			Growth & Income - Large Cap – 0.77%
1,747,485,000	77,666		SPDR S&P 500 ETF Trust, 03/15/2019, $225.00	22,678,472
			Total United States (cost $52,343,733)	$28,614,680
			Total Equity Put Options (cost $60,120,633)	$35,884,715
			Total Equity Options (cost $151,604,971)	$103,387,720

			Currency Put Options – 0.06%
			United States – 0.06%
		Currency – 0.06%	Counterparty
			Merrill Lynch Professional
141,835,248	141,835,248	USD / CNH, 06/14/2019, $7.10	Clearing Corp.	$864,746
132,394,530	132,394,530	USD / CNH, 06/14/2019, $7.10	Morgan Stanley & Co., Inc.	807,188
			Total United States (cost $3,088,617)	$1,671,934
			Total Currency Put Options (cost $3,088,617)	$1,671,934
			Total Purchased Options (cost $154,693,588)	$105,059,654

	ADR		American Depositary Receipt
	CNH		Chinese Renminbi Yuan
	ETF		Exchange Traded Fund
	SPDR		Standard & Poor’s Depositary Receipts
	USD		United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (concluded)

December 31, 2018
Percentage of
Purchased Options - By Industry	Net Assets (%)
Applications Software	0.17
Audio / Video Products	0.01
Automobile - Cars / Light Trucks	0.02
Beverage - Non-alcoholic	0.05
Brewery	0.04
Casino Hotels	0.03
Commercial Services - Finance	0.07
Computer Aided Design	0.17
Consumer Products - Miscellaneous	0.03
Cosmetics & Toiletries	0.20
Currency	0.06
Diversified Manufacturing Operations	0.01
E-Commerce / Products	0.13
E-Commerce / Services	0.56
Electronic Components - Semiconductors	0.07
Enterprise Software / Services	0.43
Food - Miscellaneous / Diversified	0.01
Growth & Income - Large Cap	0.77
Internet Content - Entertainment	0.06
Medical - Biomedical / Genetics	0.10
Retail - Building Products	0.24
Retail - Discount	0.02
Web Portals / ISP	0.30
Total Purchased Options	3.55%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

		December 31, 2018
Shares		Fair Value
	Securities Sold, Not Yet Purchased – 42.30%
	Common Stocks – 42.30%
	Argentina – 1.62%
	E-Commerce / Services – 1.62%
163,980	MercadoLibre Inc	$48,021,543
	Total Argentina (proceeds $55,161,029)	$48,021,543
	Belgium – 0.74%
	Brewery – 0.74%
331,821	Anheuser-Busch InBev SA/NV ADR	21,837,140
	Total Belgium (proceeds $22,652,931)	$21,837,140
	China – 0.57%
	Computers – 0.17%
7,624,000	Lenovo Group Ltd	5,151,253
	E-Commerce / Products – 0.15%
193,715	Pinduoduo Inc ADR	4,346,965
	Metal Processors & Fabrication – 0.10%
6,610,800	China Zhongwang Holdings Ltd	2,929,934
	Semiconductor Components - Integrated Circuits – 0.15%
5,220,500	Semiconductor Manufacturing International Corp	4,567,483
	Total China (proceeds $22,410,019)	$16,995,635
	France – 0.67%
	Advertising Services – 0.53%
276,042	Publicis Groupe SA	15,803,115
	Food - Dairy Products – 0.14%
59,864	Danone SA	4,209,347
	Total France (proceeds $21,395,463)	$20,012,462
	Hong Kong – 1.62%
	Distribution / Wholesale – 0.02%
5,500,000	Li & Fung Ltd	864,056
	Electric - Integrated – 1.12%
546,000	CLP Holdings Ltd	6,171,777
3,858,500	Power Assets Holdings Ltd	26,858,967
		33,030,744
	Gas - Distribution – 0.48%
6,787,894	Hong Kong & China Gas Co Ltd	14,045,085
	Total Hong Kong (proceeds $48,738,770)	$47,939,885
	India – 0.59%
	Computer Services – 0.59%
1,843,014	Infosys Ltd ADR	17,545,493
	Total India (proceeds $15,152,896)	$17,545,493

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		December 31, 2018
Shares		Fair Value
	Common Stocks (continued)
	Japan – 5.68%
	Audio / Video Products – 0.24%
800,000	Panasonic Corp	$7,223,078
	Cellular Telecommunications – 0.25%
323,200	NTT DOCOMO Inc	7,283,526
	Computers - Memory Devices – 0.12%
50,200	TDK Corp	3,532,279
	Electric - Integrated – 1.10%
1,236,200	Chubu Electric Power Co Inc	17,605,273
986,321	Kansai Electric Power Co Inc	14,833,247
		32,438,520
	Electronic Components - Miscellaneous – 0.14%
29,700	Murata Manufacturing Co Ltd	4,048,339
	Office Automation & Equipment – 1.52%
1,227,200	Canon Inc	33,567,217
789,800	Seiko Epson Corp	11,143,512
		44,710,729
	Photo Equipment & Supplies – 0.14%
283,000	Nikon Corp	4,217,336
	Retail - Apparel / Shoes – 1.39%
79,800	Fast Retailing Co Ltd	41,000,100
	Semiconductor Equipment – 0.78%
202,277	Tokyo Electron Ltd	23,073,387
	Total Japan (proceeds $184,028,035)	$167,527,294
	United States – 30.81%
	Advertising Agencies – 1.21%
310,976	Interpublic Group of Cos Inc	6,415,435
403,125	Omnicom Group Inc	29,524,875
		35,940,310
	Apparel Manufacturers – 0.41%
969,655	Hanesbrands Inc	12,149,777
	Applications Software – 0.68%
167,128	Tableau Software Inc, Class A	20,055,360
	Automobile - Cars / Light Trucks – 0.17%
644,722	Ford Motor Co	4,932,123
	Beverages - Non-alcoholic – 2.08%
1,016,729	Coca-Cola Co	48,142,118
121,176	PepsiCo Inc	13,387,524
		61,529,642
	Commercial Services - Finance – 0.62%
268,940	H&R Block Inc	6,823,008
203,371	Square Inc, Class A	11,407,079
		18,230,087

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		December 31, 2018
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Computer Software – 0.41%
314,694	Teradata Corp	$12,071,662
	Computers - Memory Devices – 0.36%
275,462	Seagate Technology PLC	10,630,079
	Consumer Products - Miscellaneous – 0.88%
227,566	Kimberly-Clark Corp	25,928,870
	Cosmetics & Toiletries – 4.13%
578,327	Colgate-Palmolive Co	34,422,023
954,934	Proctor & Gamble Co	87,777,533
		122,199,556
	Diversified Manufacturing Operations – 0.29%
40,271	3M Co	7,673,236
131,702	General Electric Co	996,984
		8,670,220
	E-Commerce / Services – 0.22%
120,814	TripAdvisor Inc	6,516,707
	Electric - Integrated – 2.55%
390,311	Consolidated Edison Inc	29,843,179
333,252	Duke Energy Corp	28,759,648
384,330	Southern Co	16,879,774
		75,482,601
	Electronic Components - Semiconductors – 2.82%
80,756	NVIDIA Corp	10,780,926
769,875	Texas Instruments Inc	72,753,188
		83,534,114
	Enterprise Software / Services – 2.30%
424,847	Workday Inc	67,839,569
	Finance - Credit Card – 0.42%
719,788	Western Union Co	12,279,583
	Food - Confectionery – 0.35%
95,170	Hershey Co	10,200,321
	Food - Miscellaneous / Diversified – 1.16%
384,091	General Mills Inc	14,956,504
444,860	Kraft Heinz Co	19,146,774
		34,103,278
	Investment Management / Advisory Services – 0.34%
599,874	Invesco Ltd	10,041,891
	Medical - Biomedical / Genetics – 0.27%
404,066	Exelixis Inc	7,947,978
	Medical - Drugs – 0.25%
80,544	AbbVie Inc	7,425,351

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		December 31, 2018
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Motorcycle / Motor Scooter – 0.31%
269,942	Harley-Davidson Inc	$9,210,421
	REITS - Apartments – 0.91%
153,828	AvalonBay Communities Inc	26,773,763
	REITS - Diversified – 0.41%
196,551	Vornado Realty Trust	12,192,059
	REITS - Health Care – 0.74%
586,014	HCP Inc	16,367,371
95,180	Ventas Inc	5,576,596
		21,943,967
	REITS - Office Property – 0.66%
88,566	Boston Properties Inc	9,968,103
121,261	SL Green Realty Corp	9,589,320
		19,557,423
	REITS - Regional Malls – 0.65%
113,609	Simon Property Group Inc	19,085,176
	REITS - Shopping Centers – 0.98%
141,070	Federal Realty Investment Trust	16,651,903
210,415	Regency Centers Corp	12,347,152
		28,999,055
	REITS - Storage – 1.13%
101,113	Extra Space Storage Inc	9,148,704
119,077	Public Storage	24,102,376
		33,251,080
	Retail - Apparel / Shoes – 0.34%
729,370	Ascena Retail Group Inc	1,830,719
422,089	Chico's FAS Inc	2,372,140
427,287	Tailored Brands Inc	5,828,195
		10,031,054
	Retail - Arts & Crafts – 0.21%
455,218	Michaels Cos Inc	6,163,652
	Retail - Bedding – 0.07%
188,245	Bed Bath & Beyond Inc	2,130,933
	Retail - Discount – 0.99%
443,291	Target Corp	29,297,102
	Retail - Major Department Stores – 0.32%
200,544	Nordstrom Inc	9,347,356
	Retail - Miscellaneous / Diversified – 0.22%
381,829	Sally Beauty Holdings Inc	6,510,184
	Retail - Regional Department Stores – 0.42%
114,793	Dillard's Inc, Class A	6,923,166
85,575	Kohl's Corp	5,677,046
		12,600,212

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		December 31, 2018
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail - Restaurants – 0.36%
242,329	Cheesecake Factory Inc	$10,543,735
	Transport - Services – 0.17%
59,987	CH Robinson Worldwide Inc	5,044,304
	Total United States (proceeds $986,486,908)	$910,390,555
	Total Common Stocks (proceeds $1,356,026,051)	$1,250,270,007
	Total Securities Sold, Not Yet Purchased (proceeds $1,356,026,051)	$1,250,270,007

ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

December 31, 2018
Percentage of
Securities Sold, Not Yet Purchased - By Industry	Net Assets (%)
Advertising Agencies	1.21
Advertising Services	0.53
Apparel Manufacturers	0.41
Applications Software	0.68
Audio / Video Products	0.24
Automobile - Cars / Light Trucks	0.17
Beverages - Non-alcoholic	2.08
Brewery	0.74
Cellular Telecommunications	0.25
Commercial Services - Finance	0.62
Computer Software	0.41
Computers	0.17
Computer Services	0.59
Computers - Memory Devices	0.48
Consumer Products - Miscellaneous	0.88
Cosmetics & Toiletries	4.13
Distribution / Wholesale	0.02
Diversified Manufacturing Operations	0.29
E-Commerce / Products	0.15
E-Commerce / Services	1.84
Electric - Integrated	4.77
Electronic Components - Miscellaneous	0.14
Electronic Components - Semiconductors	2.82
Enterprise Software / Services	2.30
Finance - Credit Card	0.42
Food - Confectionery	0.35
Food - Dairy Products	0.14
Food - Miscellaneous / Diversified	1.16
Gas - Distribution	0.48
Investment Management / Advisory Services	0.34
Medical - Biomedical / Genetics	0.27
Medical - Drugs	0.25
Metal Processors & Fabrication	0.10
Motorcycle / Motor Scooter	0.31
Office Automation & Equipment	1.52
Photo Equipment & Supplies	0.14
REITS - Apartments	0.91
REITS - Diversified	0.41
REITS - Health Care	0.74
REITS - Office Property	0.66
REITS - Regional Malls	0.65
REITS - Shopping Centers	0.98
REITS - Storage	1.13
Retail - Apparel / Shoes	1.73
Retail - Arts & Crafts	0.21
Retail - Bedding	0.07
Retail - Discount	0.99
Retail - Major Department Stores	0.32
Retail - Miscellaneous / Diversified	0.22
Retail - Regional Department Stores	0.42
Retail - Restaurants	0.36
Semiconductor Components - Integrated Circuits	0.15
Semiconductor Equipment	0.78
Transport - Services	0.17
Total Securities Sold, Not Yet Purchased	42.30%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

			December 31, 2018
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Swap Contracts – 2.65%
	Total Return Swap Contracts - Appreciation – 3.18%
	Australia – 0.42%
	Commercial Banks Non-US – 0.36%
$(40,614,104)	12/23/2019	Australia & New Zealand Banking Group Ltd	$4,859,797
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Australia & New Zealand Banking Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(12,614,611)	12/23/2019	Bank of Queensland Ltd	1,112,467
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Bank of Queensland Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(41,471,596)	12/23/2019	Westpac Banking Corp	4,779,389
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
			10,751,653
	Food - Retail – 0.06%
(13,484,272)	12/23/2019	Coles Group Ltd	1,030,980
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Coles Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2018
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Appreciation (continued)
	Australia (continued)
	Food - Retail (continued)
$(14,899,083)	12/23/2019	Woolworths Group Ltd	$681,951
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Woolworths Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
			1,712,931
	Total Australia		$12,464,584

	Japan – 0.16%
	Electric Products - Miscellaneous – 0.11%
(15,424,510)	3/4/2019	Casio Computer Co Ltd	3,213,621
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Casio Computer Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Gas - Distribution – 0.05%
(16,455,890)	3/4/2019	Osaka Gas Co Ltd	1,363,520
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Osaka Gas Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$4,577,141

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2018
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Appreciation (continued)
	South Korea – 0.68%
	Electronic Components - Semiconductors – 0.68%
$(22,409,988)	3/4/2019	SK Hynix Inc	$5,863,419
		Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of SK Hynix Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.05%**.
19,419,985	3/4/2019	Samsung Electronics Co Ltd	14,213,932
		Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
			20,077,351
	Total South Korea		$20,077,351

	Spain – 0.26%
	Food - Retail – 0.08%
(2,863,910)	2/25/2019	Distribuidora Internacional de Alimentacion SA	2,326,342
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 4.00%**.
	Satellite Telecommunications – 0.18%
13,336,854	2/25/2019	Cellnex Telecom SAU	5,425,423
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SAU in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Spain		$7,751,765

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2018
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Appreciation (continued)
	Taiwan – 0.08%
	Computers - Peripheral Equipment – 0.08%
$(13,018,537)	3/4/2019	Innolux Display Corp	$2,453,147
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.63%**.
	Total Taiwan		$2,453,147

	United Kingdom – 0.23%
	Retail - Apparel / Shoes – 0.08%
(16,231,338)	12/11/2023	Next PLC	2,410,180
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Retail - Major Department Store – 0.15%
(14,066,435)	12/11/2023	Marks & Spencer Group PLC	4,342,860
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$6,753,040

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2018
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Appreciation (continued)
	United States – 1.35%
	Private Equity – 0.01%
$13,342,545	3/4/2019	Apollo Global Management LLC, Class A	$304,967
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Apollo Global Management LLC, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
	Web Portals / ISP – 1.34%
71,619,900	3/4/2019	Alphabet Inc, Class A	39,704,451
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$40,009,418
	Total Return Swap Contracts - Appreciation ****		$94,086,446

	Total Return Swap Contracts - Depreciation – 0.53%
	Australia – 0.07%
	Food - Retail – 0.07%
(22,656,171)	12/23/2019	Wesfarmers Ltd	2,207,017
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$2,207,017

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2018
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Depreciation (continued)
	Denmark – 0.01%
	Food - Retail – 0.01%
$(4,387,602)	2/25/2019	Novo Nordisk A/S, Class B	$201,136
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Novo Nordisk A/S, Class B in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Denmark		$201,136

	Japan – 0.04%
	Electric - Integrated – 0.02%
(6,775,198)	3/4/2019	Tokyo Electric Power Co Holdings Inc	697,960
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Office Automation & Equipment – 0.02%
(25,317,542)	3/4/2019	Ricoh Co Ltd	724,225
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$1,422,185

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2018
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Depreciation (continued)
	Taiwan – 0.06%
	Electronic Components - Miscellaneous – 0.06%
$(13,246,908)	3/4/2019	AU Optronics Corp	$1,650,762
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 3.63%**.
	Semiconductor Components - Integrated Circuits – 0.00%
(5,245,667)	3/4/2019	United Microelectronics Corp	108,950
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.75%**.
	Total Taiwan		$1,759,712

	United Kingdom – 0.04%
	Retail - Discount – 0.04%
8,452,688	12/11/2023	B&M European Value Retail SA	1,190,954
		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Total United Kingdom		$1,190,954

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2018
			Unrealized
Notional	Maturity		Appreciation /
Amount (USD)	Date*		Depreciation***
	Total Return Swap Contracts - Depreciation (continued)
	United States – 0.31%
	Private Equity – 0.31%
$37,743,477	3/4/2019	Carlyle Group LP	$8,500,837
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group LP in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
16,017,690	3/4/2019	KKR & Co Inc, Class A	539,364
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of KKR & Co Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
	Total United States		$9,040,201
	Total Return Swap Contracts - Depreciation *****		$15,821,205
	Total Swap Contracts, net		$78,265,241

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**

The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of December 31, 2018.

***

The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the Value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.

****	Includes all Total Return Swap Contracts in an appreciated position.
*****	Includes all Total Return Swap Contracts in a depreciated position.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

December 31, 2018
Percentage of
Swap Contracts - By Industry	Net Assets (%)
Commercial Banks Non-U.S.	0.36
Computers - Peripheral Equipment	0.08
Electric Products - Miscellaneous	0.11
Electric - Integrated	(0.02)
Electronic Components - Miscellaneous	(0.06)
Electronic Components - Semiconductors	0.68
Food - Retail	0.06
Gas - Distribution	0.05
Office Automation & Equipment	(0.02)
Private Equity	(0.30)
Retail - Apparel / Shoes	0.08
Retail - Discount	(0.04)
Retail - Major Department Store	0.15
Satellite Telecommunications	0.18
Semiconductor Components - Integrated Circuits	0.00
Web Portals / ISP	1.34
Total Swap Contracts	2.65%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF FORWARD CONTRACTS (Unaudited)

						December 31, 2018
						Unrealized
	Settlement	Currency	Contracts	Currency	Contracts	Appreciation /
Counterparty	Date	Sold	to Deliver	Bought	to be Received	Depreciation
Forward Contracts - Appreciation – 0.21%
Morgan Stanley & Co., Inc.	1/7/2019	USD	79,615,597	CNH	505,638,658	$6,037,819
Morgan Stanley & Co., Inc.	1/7/2019	CNH	256,475,949	USD	37,197,382	123,599
Total Forward Contracts - Appreciation						$6,161,418

CNH	Chinese Renminbi Yuan
USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
SCHEDULE OF FORWARD CONTRACTS (Unaudited) (concluded)

December 31, 2018
Percentage of
Forward Contracts	Net Assets (%)
Currency	0.21
Total Forward Contracts	0.21%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2018 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts, which use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity, are categorized within Level 2 of the fair value hierarchy.

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the three months ended December 31, 2018.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Swap Contracts and the Schedule of Forward Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of December 31, 2018.

				Balance
	Level 1	Level 2	Level 3	December 31, 2018
Assets
Investment Securities
Common Stocks	$3,123,611,027	$-	$-	$3,123,611,027
Short-Term Securities	152,781,233	-	-	152,781,233
Forward Contracts	-	6,161,418	-	6,161,418
Purchased Options	103,387,720	1,671,934	-	105,059,654
Total Return Swap Contracts	-	94,086,446	-	94,086,446
Total Assets	$3,379,779,980	$101,919,798	$-	$3,481,699,778

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$1,250,270,007	$-	$-	$1,250,270,007
Total Return Swap Contracts	-	15,821,205	-	15,821,205
Total Liabilities	$1,250,270,007	$15,821,205	$-	$1,266,091,212

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2018 (Unaudited) (continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless SilverBay Capital Management, LLC, investment adviser of the Fund (the “Adviser”) believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the three months ended December 31, 2018, no portfolio securities or liabilities were subject to Fair Value Determination.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

	a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2018 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

	a.	Total Return Swaps (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At December 31, 2018, the net amount of the fair value of the above-mentioned investments was $78,265,241.

	b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At December 31, 2018, the fair value of the above-mentioned investments was $103,387,720.

	c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

ACAP STRATEGIC FUND
NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2018 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

	c.	Foreign Currency Transactions (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At December 31, 2018, the fair value of the forward contracts was $6,161,418,

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At December 31, 2018, the fair value of the currency options was $1,671,934.

4.	Federal Income Tax Information

During the year ended September 30, 2018, taxable gain differed from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. As of September 30, 2018, the Fund had no capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2017 and certain ordinary losses realized after December 31, 2017 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2018, the Fund incurred and elected to defer qualified late-year ordinary loss of $101,657,192.

As of September 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	119,284,993
Accumulated realized capital and other losses:	(101,657,192)
Net unrealized appreciation/ (depreciation):	1,103,196,694
Total	$1,120,824,495

As of December 31, 2018, the estimated aggregate unrealized appreciation and the aggregate cost of investment securities for tax purposes, including securities sold, not yet purchased, options, forward contracts and swap contracts were as follows:

Excess of value over tax cost (gross appreciation)	$764,113,103
Excess of tax cost over value (gross depreciation)	(131,399,748)
Net unrealized appreciation	$632,713,356

5.	Subsequent Events

The Fund has determined that no material events or transactions occurred subsequent to December 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	2/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	2/28/2019

By (Signature and Title)*	/s/ George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	2/28/2019

* Print the name and title of each signing officer under his or her signature.